Note 10 - Earnings Per Share	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

10. Earnings Per Share

Basic and diluted earnings per common share attributable to controlling shareholders are computed as follows:

	For the six months ended June 30,
	2025	2026

Net income attributable to controlling shareholders	66,776,511	65,735,671
Weighted average common shares – outstanding, basic	6,935,298	6,962,481
Basic earnings per share attributable to controlling shareholders	9.63	9.44

Effect of dilutive securities:
Dilutive effect of unvested shares	23,100	38,938
Weighted average common shares – outstanding, diluted	6,958,398	7,001,419
Diluted earnings per share attributable to controlling shareholders	9.60	9.39

For the six-month periods ended June 30, 2025 and 2026, the denominator of the diluted earnings per share calculation includes 23,100 and 38,938 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.